FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mudrick Capital Acquisition Corporation [Member]
Schedule of assets that are measured at fair value on a recurring basis

		March 31,	December 31,
Description	Level	2020	2019
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$71,786,097	$215,385,757

		December 31,	December 31,
Description	Level	2019	2018
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$215,385,757	$212,916,691